Derivative Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2025
Derivative Financial Instruments [Abstract]
Schedule of Derivative Financial Instruments

Derivative financial instruments and changes thereto recorded in the three and nine months ended September 30, 2025 include the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024

Balance, beginning of period	$16,285	$—	$—	$—
Inception of derivative financial instruments	10,953	—	72,970	—
Change in fair value of derivative financial instruments	48,494	—	2,762	—
Conversion or extinguishment of derivative financial instruments	—	—	—	—

Balance, end of period	$75,732	$—	$75,732	$—

Schedule of Fair Market Value of Derivative Financial Instruments

Fair market value of the derivative financial instruments is measured using the following range of assumptions:

	Nine Months Ended September 30,
	2025	2024

Pricing model utilized	Binomial Lattice	—
Risk free rate range	3.83% to 4.29%	—
Expected life range (in years)	0.13 to 0.85	—
Volatility range	164.80% to 297.56%	—
Dividend yield	0.00%	—